Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payroll-related liabilities	$ 181,584	$ 986,691
Accrued clinical trial costs	587,303	200,881
Other accrued expenses	113,929	70,000
Total accrued expenses	$ 882,816	$ 1,257,572